FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the Corporation looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates and price and rate volatility, as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2026:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,447	$3,447
Accounts and other receivable, net (current and non-current) (1)	—	—	7,121	7,121
Financial assets (current and non-current) (2) (3)	1,040	5,335	8,265	14,640
Total	$1,040	$5,335	$18,833	$25,208
Financial liabilities
Accounts payable and other (current and non-current) (2) (4)	$267	$64	$6,654	$6,985
Borrowings (current and non-current)	—	—	44,822	44,822
Total	$267	$64	$51,476	$51,807
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(1)Includes a receivable of $1,850 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(3)FVOCI includes $490 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, other liabilities, and liabilities associated with assets held for sale of $9,216 million. Refer to Note 8 for additional information.
Included in cash and cash equivalents as at June 30, 2026 was $2,332 million of cash (December 31, 2025: $2,392 million) and $1,115 million of cash equivalents (December 31, 2025: $1,154 million).
Included in financial assets (current and non-current) as at June 30, 2026 was $1,081 million (December 31, 2025: $1,115 million) of equity instruments and $4,037 million (December 31, 2025: $3,865 million) of debt instruments designated and measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (2) (4)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
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(1)Includes a receivable of $2,412 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
Net investment hedges
The Corporation uses foreign exchange derivative contracts, currency options and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2026, a pre-tax net loss of $1 million and $3 million, respectively (June 30, 2025: pre-tax net loss of $147 million and $188 million, respectively) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2026, there was a derivative asset balance of $60 million (December 31, 2025: $34 million) and a derivative liability balance of $41 million (December 31, 2025: $14 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The Corporation uses commodity swap contracts to hedge the sale price of natural gas contracts, purchase price of lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the three and six months ended June 30, 2026, a pre-tax net gain of $42 million and $149 million, respectively (June 30, 2025: pre-tax net loss of $6 million and $94 million, respectively) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2026, there was a derivative asset balance of $157 million (December 31, 2025: $58 million) and derivative liability balance of $23 million (December 31, 2025: $43 million) relating to the derivative contracts designated as cash flow hedges.
Fair value hedges
The Corporation uses cross currency interest rate swap contracts to hedge its fair value exposure on certain foreign currency borrowings resulting from changes in foreign currency. As at June 30, 2026, there was a derivative asset balance of $33 million (December 31, 2025: $81 million) and derivative liability balance of $83 million (December 31, 2025: $76 million) relating to derivative contracts designated as fair value hedges.
(b)Fair value hierarchical levels – financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $1,883 million (December 31, 2025: $1,578 million) of financial assets and $25 million (December 31, 2025: $25 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2026 and December 31, 2025:

	June 30, 2026			December 31, 2025
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares (1)	$31	$—	$830	$32	$—	$615
Corporate and government bonds	69	3,339	—	42	3,192	—
Derivative assets	—	353	—	—	230	—
Other financial assets (2)	51	649	1,053	211	666	963
	$151	$4,341	$1,883	$285	$4,088	$1,578
Financial liabilities
Derivative liabilities	$—	$274	$—	$—	$176	$—
Other financial liabilities	32	—	25	—	—	25
	$32	$274	$25	$—	$176	$25
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(1)Level 3 common shares include $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(2)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily convertible preferred securities in the Corporation’s audience measurement operation and secured debentures.
There were no transfers between levels during the six months ended June 30, 2026.
The following table presents the change in the balance of financial assets classified as Level 3 for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Balance at beginning of period	$1,578	$993
Fair value change recorded in net income	127	22
Fair value change recorded in other comprehensive income	(42)	197
Additions	414	761
Disposals	(184)	(421)
Foreign currency translation and other	(10)	26
Balance at end of period	$1,883	$1,578
The following table represents a component of the Level 3 financial asset balance, and presents the change in the balance of Level 3 equity instruments measured at fair value through other comprehensive income for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Balance at beginning of period	$958	$203
Fair value change recorded in other comprehensive income	(42)	195
Additions	354	689
Disposals	(183)	(140)
Foreign currency translation and other	(7)	11
Balance at end of period (1)	$1,080	$958
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(1)Includes $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
There was no change in the balance of financial liabilities classified as Level 3 for the six-month period ended June 30, 2026 and the year ended December 31, 2025.